Inventory	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Inventory [Abstract]
INVENTORY	NOTE 4 – INVENTORY
	September 30, 2022	December 31, 2021
Raw materials	$76,379	$93,190
Works in progress	11,911	11,857
Finished goods	37,842	41,043
Total	$126,132	$146,090
NOTE 4 – INVENTORY
	December 31, 2021	December 31, 2020
Raw materials	$93,190	$20,608
Parts	11,857	2,349
Finished goods	41,043	21,947
Total	$146,090	$44,904